Warrant Liability: Schedule of Roll-Forward of the Warrant Liability Table (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Details
Warrant liability	$ 285,208	$ 802,589
Change in fair value of warrant liability	$ (517,381)